SHARE-BASED COMPENSATION	12 Months Ended
Oct. 31, 2018
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Keysight accounts for share-based awards in accordance with the provisions of the authoritative accounting guidance, which requires the measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including Restricted Stock Units ("RSUs"), employee stock purchases made under our Employee Stock Purchase Plan (“ESPP”), employee stock option awards, and performance share awards granted to selected members of our senior management under the Long-Term Performance (“LTP”) Program, based on estimated fair values.
Description of Keysight’s Share-Based Plans
Incentive compensation plans.  The 2014 Equity and Incentive Compensation Plan (the "2014 Stock Plan") was originally adopted by the Board of Directors ("the Board") on July 16, 2014, subsequently amended and restated by the Board on September 29, 2014 and on January 22, 2015 and became effective as of November 1, 2014 (the “Effective Date”). The Board initially reserved 25 million shares of company common stock that may be issued under the 2014 Stock Plan, plus any shares forfeited or cancelled under the 2014 Stock Plan and subsequently reduced the number to 17 million shares. The Plan was further amended and restated by the Board on November 16, 2017 to increase the maximum aggregate number of shares that may be issued under the Plan to 21.8 million shares. The 2014 Stock Plan provides for the grant of awards in the form of stock options, SARs, restricted stock, RSUs, performance shares and performance units with performance-based conditions on vesting or exercisability, and cash awards. The 2014 Stock Plan has a term of ten years. As of October 31, 2018, approximately 9 million shares were available for future awards under the 2014 Stock Plan.
Stock options granted under the 2014 Stock Plan may be either "incentive stock options," as defined in Section 422 of the Internal Revenue Code, or non-statutory. Options generally vest at a rate of 25 percent per year over a period of four years from the date of grant and generally have a maximum contractual term of ten years. The exercise price for stock options is generally not less than 100 percent of the fair market value of our common stock on the date the stock award is granted.
Effective November 1, 2014, the Compensation Committee of the Board of Directors approved the performance awards, part of the Long-Term Performance (“LTP”) Program administered under the 2014 Stock Plan, for the company's executive officers and other key employees. Participants in this program are entitled to receive unrestricted shares of the company's stock after the end of the contractual period if specified performance targets are met. The maximum contractual period for awards under the performance awards program is three years. These awards can be based on a variety of targets, such as total shareholder return ("TSR") or financial metrics, such as operating margin, cost synergies and others. The final award may vary from zero to 200 percent of the target award based on the actual performance. For TSR-based performance awards, the peer group comparisons are set at the beginning of the performance period. We consider the dilutive impact of this program in our diluted net income per share calculation only to the extent that the performance conditions are met.
Restricted stock units under our share-based plans are granted to directors, executives and employees. The estimated fair value of the restricted stock unit awards granted under the 2014 Stock Plan is determined based on the market price of Keysight common stock on the date of grant. Restricted stock units generally vest, with some exceptions, at a rate of 25 percent per year over a period of four years from the date of grant.
Effective November 1, 2014, the company adopted the Employee Stock Purchase Plan. The ESPP allows eligible employees to contribute up to ten percent of their base compensation to purchase shares of Keysight common stock at 85 percent of the closing market price at the purchase date. Shares authorized for issuance in connection with the ESPP are subject to an automatic annual increase of the lesser of one percent of the outstanding shares of Keysight common stock on November 1 or an amount determined by the Compensation Committee of our Board of Directors. Under the terms of the ESPP, in no event shall the number of shares issued under the ESPP exceed 75 million shares.
Under our ESPP, employees purchased 885,110 shares for $36 million in 2018, 1,085,382 shares for $32 million in 2017 and 1,234,111 shares for $30 million in 2016. As of October 31, 2018, common stock authorized and available for issuance under our ESPP was 21,302,108 shares, which includes shares issued in November 2018 to participants in consideration of the aggregate contribution of $23 million as of October 31, 2018.
Impact of Share-based Compensation Awards
Share-based compensation expense has been recognized using a straight-line amortization method.
The impact of share-based compensation expense on our results was as follows:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Cost of products and services	$11	$11	$11
Research and development	10	9	8
Selling, general and administrative	38	36	30
Total share-based compensation expense	$59	$56	$49

At October 31, 2018 and 2017 no share-based compensation expense was capitalized within inventory. The income tax benefit (deficiency) realized from exercised stock options and similar awards recognized was $5 million in 2018 recorded as a component of income tax expense, $3 million in 2017 and $(5) million in 2016 recorded as a component of equity.

Valuation Assumptions
The following assumptions were used to estimate the fair value of TSR-based performance awards.

	Year Ended October 31,
	2018	2017	2016
Volatility of Keysight shares	25%	27%	25%
Volatility of index/peer group	14%	15%	14%-54%
Price-wise correlation with selected peers	57%	57%	38%

The TSR-based performance awards were valued using a Monte Carlo simulation model, which requires the use of highly subjective and complex assumptions, including the price volatility of the underlying stock. The estimated fair value of restricted stock awards and the financial metrics-based performance awards is determined based on the market price of Keysight’s common stock on the grant date.
We did not grant stock option awards in 2018, 2017 and 2016. The fair value of share-based awards for employee stock options granted before 2016 was estimated using the Black-Scholes option pricing model.
Share-based Payment Award Activity
Employee Stock Options: The following table summarizes 2018 activity related to stock option awarded to our employees and directors:

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2017	2,354	$27
Granted	—	$—
Exercised	(1,048)	$26
Forfeited and expired	—	$—
Outstanding at October 31, 2018	1,306	$27
There were no forfeited or expired options in 2018.
The options outstanding and exercisable at October 31, 2018 were as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$0 - 25	415	3.1	$20	$15,505	415	3.1	$20	$15,505
$25.01 - 30	288	5.1	$30	7,836	288	5.1	$30	7,836
$30.01 - 40	603	6.0	$31	15,740	363	6.0	$31	9,476
	1,306	4.9	$27	$39,081	1,066	4.6	$26	$32,817

The aggregate intrinsic value provided above represents the total pre-tax intrinsic value, based on Keysight's closing stock price of $57.08 at October 31, 2018, that would have been received by award holders had all award holders exercised their awards that were in-the-money as of that date. The total number of in-the-money awards exercisable at October 31, 2018 was approximately 1.1 million.
The following table summarizes the aggregate intrinsic value of options exercised in 2018, 2017 and 2016:

	Aggregate Intrinsic Value	Weighted Average Exercise Price
	(in thousands)
Options exercised in fiscal 2016	$5,656	$19
Options exercised in fiscal 2017	$16,385	$20
Options exercised in fiscal 2018	$28,985	$26

As of October 31, 2018, the unrecognized share-based compensation costs for outstanding stock option awards was zero. See Note 5, "Income Taxes," for the tax impact on share-based award exercises.
Non-vested Awards
The following table summarizes non-vested award activity in 2018 primarily for our LTP Program and restricted stock unit awards:

	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Non-vested at October 31, 2017	3,640	$33
Granted	1,335	$46
Vested	(1,354)	$33
Forfeited	(155)	$38
LTP Program decremental	(107)	$31
Non-vested at October 31, 2018	3,359	$36

As of October 31, 2018, the unrecognized share-based compensation cost for non-vested restricted stock awards was approximately $53 million, which is expected to be amortized over a weighted average period of 2.1 years. The total fair value of restricted stock awards vested was $55 million for 2018, $43 million for 2017 and $33 million for 2016.